Leases - Schedule of Operating Lease Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Operating Lease Activities [Line Items]
Operating lease right-of-use assets (extinguished) obtained in exchange for lease liabilities	$ (2,115)	$ (1,347)	$ 9,674
Operating lease expense, total	6,581	9,337	10,813
Amortization of Operating Lease Right-of-Use Assets [Member]
Schedule of Operating Lease Activities [Line Items]
Operating lease expense, total	5,796	8,096	9,157
Interest of Operating Lease Liabilities [Member]
Schedule of Operating Lease Activities [Line Items]
Operating lease expense, total	$ 785	$ 1,241	$ 1,656